Other equity reserves	12 Months Ended
Mar. 31, 2021
Other equity reserves
Other equity reserves

17.         Other equity reserves

The total share-based payments reserve at March 31, 2021 was approximately €31m (2020: €32m; 2019: €29m). The treasury reserve amounted to €nil at March 31, 2021 (2020: €nil; 2019: €nil). The total cash-flow hedge reserve amounted to positive €211m at March 31, 2021 (2020: negative €111m; 2019: positive €275m). Further details of the Group’s derivatives are set out in note 13 of the consolidated financial statements